Business	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Business
1. Business
Surgalign Holdings Inc. (formerly known as RTI Surgical Holdings, Inc. (“RTI”)) and its subsidiaries (“Surgalign” or the “Company”), is a global medical technology company advancing the science of spine care, focused on delivering innovative solutions that drive superior clinical and economic outcomes. Surgalign is building off a legacy of high quality and differentiated products and continues to invest in clinically validated innovation to deliver better surgical outcomes and improve patients’ lives. Surgalign markets products throughout the United States, and in more than

50
countries worldwide through an expanding network of top independent distributors. Surgalign, a member of Advanced Medical Technology Association (“AdvaMed”), is headquartered in Deerfield, Illinois, with commercial, innovation and design centers in Marquette Michigan and Wurmlingen, Germany.
On July 20, 2020, pursuant to the Equity Purchase Agreement, dated as of January 13, 2020 (as amended from time to time, the “
OEM

Purchase Agreement”), by and between the Company and Ardi Bidco Ltd. (the “Buyer”), the Company sold its original equipment manufacturing business and business related to processing donated human musculoskeletal and other tissue and bovine and porcine animal tissue in producing allograft and xenograft implants using BIOCLEANSE
®
, TUTOPLAST
®
and CANCELLE
®
SP sterilization processes (collectively, the “OEM Businesses”) to Buyer and its affiliates for a purchase price of $440 million of cash, subject to certain adjustments (the “Transactions”). More specifically, pursuant to the terms of the

OEM
Purchase Agreement, the Company sold to the Buyer and its affiliates all of the issued and outstanding shares of RTI OEM, LLC (which, prior to the Transactions, was converted to a corporation and changed its name to “RTI Surgical, Inc.”), RTI Surgical, LLC (which, prior to the Transactions, was converted to a corporation and changed its name to “Pioneer Surgical Technology, Inc.”), Tutogen Medical (United States), Inc. and Tutogen Medical GmbH. The Transactions were previously described in the Proxy Statement filed by the Company with the SEC on June 18, 2020. Subsequent to the Transactions, the Company
changed its name
to Surgalign Holdings, Inc, operating as Surgalign Spine Technologies. Where obvious and appropriate from the context, references herein to Surgalign or the Company refer to the Company including the disposed OEM Businesses.
Prior to the sale of the OEM Businesses, the Company operated two reportable segments: Spine and OEM. Subsequent to the sale of the OEM Businesses, the Company operates one reportable segment
: Spine
.
Going Concern
The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern and in accordance with generally accepted accounting principles in the United States of America. The going concern basis of presentation assumes that we will continue in operation one year after the date these financial statements are issued, and we will be able to realize our assets and discharge our liabilities and commitments in the normal course of business. As of December 31, 2019, we had cash of $5,608, working capital of $31,673 and an accumulated deficit of $451,179. We had a loss from operations of $242,896 and a net loss from continuing operations of
 $248,778 for the year ended December 31, 2019. We have suffered losses from operations in the previous two fiscal years and did not generate positive cash flows from operations in fiscal year 2019.
The Company is currently projecting that it will not be able to maintain compliance with its financial covenants (fixed charge coverage ratio and leverage ratio) for the quarter ended June 30, 2020, as well as in future periods, in relation to both the JPM Facility and Ares Term Loan agreements. This would constitute an event of default for which the Company’s lenders could demand repayment of these obligations at any time.

Should the sale of the OEM Businesses, as discussed in Note 29, Subsequent Events, not be consummated, the Company will continue to attempt to raise additional debt and/or equity financing to fund future operations and to provide additional working capital. However, there is no assurance that such financing will be consummated or obtained in sufficient amounts necessary to meet the Company’s needs. The Company’s ability to raise additional capital may be adversely impacted by potential worsening global economic conditions and the recent disruptions to, and volatility in, financial markets in the United States and worldwide resulting from the ongoing COVID-19 pandemic. If cash resources are insufficient to satisfy the Company’s ongoing cash requirements, the Company will be required to scale back or discontinue its operations entirely. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing, or cause substantial dilution for our stockholders, in the case of equity financing.
In view of the matters described above, management has concluded that substantial doubt exists with respect to the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The recoverability of a major portion of the recorded asset amounts shown in the Company’s accompanying consolidated balance sheets is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its funding requirements on a continuous basis, to maintain existing financing and to succeed in its future operations. The Company’s financial statements do not include any adjustment relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.